CONSOLIDATED STATEMENTS OF CASH FLOWS - Supplemental Information - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 16,569	$ 29,941	$ 8,785
Restricted cash	3,111	530	1,022
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	$ 19,680	$ 30,471	$ 9,807	$ 16,071